Organization and nature of business (Details Textual) $ in Millions	1 Months Ended
	Mar. 20, 2013 USD ($)	Mar. 20, 2013 CNY (¥)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY (¥)	Dec. 31, 2015	Mar. 20, 2013 CNY (¥)
Payments to Acquire Businesses, Gross	$ 18.5	¥ 115,520,000
USCNHK [Member]
Noncontrolling Interest, Ownership Percentage by Parent					100.00%
Tantech Bamboo [Member]
Noncontrolling Interest, Ownership Percentage by Parent			95.00%	95.00%
Business Combination, Consideration Transferred			$ 18.5	¥ 115,520,000
Equity Method Investment, Ownership Percentage			0.00%	0.00%	5.00%
Mr. Zhengyu Wang [Member]
Debt Instrument, Face Amount	$ 6.1					¥ 37,635,136